Lease	6 Months Ended
Sep. 30, 2023
Lease
Lease

12. Lease

	March 31,	Increase/	Exchange rate	September 30,
	2023	(Decrease)	translation	2023
Shenzhen Wan	$211,765	$—	$(9,087)	$202,678
Longcheng Car	99,580	—	(4,273)	95,307
Total right-of-use assets, at cost	311,345	—	(13,360)	297,985
Less: accumulated amortization	(138,549)	(92,313)	5,945	(224,917)
Right-of-use assets, net	$172,796	$(92,313)	$(7,415)	$73,068

The Company recognized lease expenses for the operating lease right -of-use assets, Shenzhen Wan and Longcheng Car, over a straight-line basis, and the remaining lease periods are 6 and 3 months, respectively.

Operating lease liabilities consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Shenzhen Wan	$74,303	$138,492
Longcheng Car	34,693	86,330
	108,996	224,822

Analyzed for reporting purposes:

	As of
	September 30, 2023	March 31, 2023
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	108,996	224,822
Total	108,996	224,822

The operating lease liabilities is the net present value of the remaining lease payments as of September 30, 2023 and March 31, 2023.

The discount rates used for Shenzhen Wan was 3.6500%. The weighted average remaining lease terms for operating leases was 0.43 year. The incremental borrowing rate for the Company was 3.6500%.

For the six months ended September, 2023 and 2022, the amortized expenses were $93,081 and $55,119, respectively. For the six months ended September, 2023 and 2022, the operating lease expenses were $95,456 and $105,522.

Maturity analysis of operating lease liabilities as of September 30, 2023 is as follows:

Discount rate at commencement	$3.6500%
One year	109,704
Two years	—
Total undiscounted cash flows	109,704
Total operating lease liabilities	108,996
Imputed interest	$708